LAND USE RIGHTS (Schedule of Land Use Rights) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
LAND USE RIGHTS [Abstract]
Cost of land use rights	$ 5,013,824	$ 4,974,729
Less: Accumulated amortization	(782,476)	(676,880)
Land use rights, net	4,231,348	4,297,849
Amortization expense	$ 100,282	$ 100,828	$ 97,643